SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Significant Related Party Transactions
SIGNIFICANT RELATED PARTY TRANSACTIONS

24	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these consolidated financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the group and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

Some of the group’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these consolidated financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

Balances due to related parties

			2023	2022
Name	Relationship	Nature	USD	USD
Mr. Hok Pan Se	Ultimate beneficial shareholder	Non-trade payables
		Long-term loans (Note 14)	12,300,650	17,087,553
		Short-term loans (Note 14)	5,021,638	4,531,760
		Convertible bonds (Note 16)	-	1,282,589

		Amounts due to an ultimate beneficial shareholder	17,322,288	22,901,902

Mr. Se Ka Wai	Related party of an ultimate beneficial shareholder	Other borrowings (Note 13(b))	536,530	-

Long-term loans from related parties are not expected to be repaid within the next 12 months. The Company did not have any outstanding to any officers or directors as of December 31, 2023 and 2022, and it does not expect to provide long terms loans or credit facilities to officers and directors.

Transactions with related parties

The following table represents the significant related party transactions for the years ended December 31, 2023, 2022 and 2021.

			2023	2022	2021
Name	Relationship	Nature	USD	USD	USD
Mr. Hok Pan Se	Ultimate beneficial shareholder	Interest expense on shareholder loans	197,066	405,872	429,927
Mr. Hok Pan Se	Ultimate beneficial shareholder	Interest expense on convertible bonds	71,865	102,149	51,875
Fo Shan Sunde Daziran Investment Management Limited	Joint control over the entity by ultimate beneficial shareholder	Lease payments made	55,263	24,197	21,156
Fo Shan Sunde Changcheng Management Limited	Joint control over the entity by ultimate beneficial shareholder	Lease payments made	6,523	-	-